Note 9 - Cash, Cash balances at central banks and other demand deposits and financial liabilities measured at amortized cost - Financial liabilities Measured At Amortised Cost Deposits From Central Banks (Details) - EUR (€)
€ in Millions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost
Deposits at cental banks	€ 30,899	€ 30,091	€ 21,022
Repurchase agreements liabilities	6,155	4,649	19,065
Total financial liabilities central banks	€ 37,054	€ 34,740	€ 40,087